Nature of Operations	12 Months Ended
Dec. 31, 2021
Nature of operations
Nature of operations

1.Nature of operations

VIQ Solutions Inc. (“VIQ” or the “Company”) is a technology and service platform provider for digital evidence capture, retrieval, and content management. VIQ’s modular software allows customers to easily integrate the platform at any stage of their organization’s digitization, from the capture of digital content from video and audio devices through to online collaboration, mobility, data analytics, and integration with sensors, facial recognition, speech recognition, and case management or patient record systems. VIQ operates worldwide with a network of partners including security integrators, audio-video specialists, and hardware and data storage suppliers.

The Company also provides recording and transcription services directly to a variety of clients including medical, courtrooms, legislative assemblies, hearing rooms, inquiries and quasi-judicial clients in numerous countries including Canada, the United Kingdom, the United States and Australia.

VIQ was incorporated by articles of incorporation in the province of Alberta in November 2004. On June 21, 2017, the Company continued under articles of continuance in the province of Ontario. The Company’s head offices are located at 700 – 5915 Airport Road, Mississauga, Ontario, L4V 1H1. VIQ is a public company and the Company graduated from the Toronto Venture Exchange to the Toronto Stock Exchange in 2021. The Company’s common shares began trading on the TSX and Nasdaq under, trading symbol VQS, at the market open on January 21, 2021, and August 12, 2021, respectively.

In December 2019, the Company completed a 1:20 reverse stock split. The exercise price, conversion price, and the number of common shares issuable under any stock-based option or convertible securities of the Company were proportionately adjusted upon completion of the reverse stock split. References in these consolidated financial statements to share amounts, per share data, share prices, exercise prices and conversion prices have been adjusted to reflect the 1:20 reverse stock split.

On January 31, 2020, the Company, through its US subsidiary VIQ Media Transcription Inc., acquired the assets of ASC Services LLC (“ASC”). On February 26, 2020, the Company through its US subsidiary VIQ Services Inc., acquired the shares of WordZXpressed Inc. (“WordZ”).  On October 1, 2021, the Company acquired the shares of Transcription Agency (“TTA”). On December 13, 2021, the Company acquired the assets of Auscript Australasia Pty Ltd (“Auscript”).  Refer to note 4 for details on the acquisition.